TRANSITION PERIOD COMPARATIVE DATA - Consolidated Statements of Operations - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenue:
Voyage revenue	$ 97,531	$ 88,122	$ 89,820	$ 93,144	$ 73,009	$ 66,730	$ 70,060	$ 275,473,330	$ 209,799,333	$ 302,943,236	$ 303,797,183
Operating expenses:
Vessel expenses								85,205,849	81,146,005	109,175,959	102,999,955
Voyage expenses								137,773,874	45,176,700	89,911,885	43,343,605
Depreciation and amortization expense								66,101,370	64,570,923	86,624,530	81,048,391
Loss on sale of vessels								19,970,075
General and administrative								11,383,536	10,683,180	14,641,729	13,200,656
Other corporate expenses								678,483	982,740	483,000	579,968
Management fees									319,203	1,017,739	1,293,222
Total operating expenses								321,113,187	202,878,751	301,854,842	242,465,797
Operating income (loss)	(20,985)	(13,417)	(11,238)	(5,832)	2,860	(56)	4,116	(45,639,857)	6,920,582	1,088,394	61,331,386
Other (expense) income:
Interest expense								(28,097,188)	(25,172,327)	(33,754,298)	(31,844,533)
Other income								1,223,207	977,846	1,329,289	699,955
Total other (expense)/income, net								(26,873,981)	(24,194,481)	(32,425,009)	(37,510,149)
Net loss	(30,236)	(22,285)	(19,993)	(14,063)	(5,142)	(8,156)	(3,975)	(72,513,838)	(17,273,899)	(31,336,615)	23,821,237
Less: Net (loss) income attributable to noncontrolling interest	544	(262)	(417)	(336)	(184)	(326)	70	(134,987)	(440,325)	(776,252)	138,103
Net (loss) income attributable	$ (30,780)	$ (22,023)	$ (19,576)	$ (13,727)	$ (4,958)	$ (7,830)	$ (4,045)	$ (72,378,851)	$ (16,833,574)	$ (30,560,363)	$ 23,683,134